BASIS OF PRESENTATION (Details)	12 Months Ended
Jan. 31, 2019
Coral Resources, Inc. [Member]
Disclosure of detailed information about business combination [line items]
Subsidiary	Coral Resources, Inc.
Ownership Interest	100.00%
Jurisdiction	Nevada, USA
Nature of Operations	Exploration Company
Coral Energy Corporation [Member]
Disclosure of detailed information about business combination [line items]
Subsidiary	Coral Energy Corporation
Ownership Interest	100.00%
Jurisdiction	California, USA
Nature of Operations	Holding Company
Marcus Corporation [Member]
Disclosure of detailed information about business combination [line items]
Subsidiary	Marcus Corporation
Ownership Interest	98.49%
Jurisdiction	Nevada, USA
Nature of Operations	Holding Company